INCOME TAXES - Change in Valuation Allowance (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Taxes - Change In Valuation Allowance Details 4
Valuation allowance, beginning
Increase due to business acquisitions	367,541
Increase in valuation allowance	(4,349)
Valuation allowance, ending	$ 363,192